Capital management and fair values of financial instruments	12 Months Ended
Dec. 31, 2021
Capital management and fair values of financial instruments
Capital management and fair values of financial instruments
7	Capital management and fair values of financial instruments
a.	Capital management and solvency indexes

The Group has a Capital Management Structure in place which includes a recurring process of monitoring and control of Inter’s capital, an assessment of the need for capital to cover the risks to which it is subject and projections for capital requirements, considering the strategic objectives.

The Capital Management Structure covers the regulated entities in the Group and also considers the possible impacts arising from the risks associated with other entities in the Group. In order to maximize the effectiveness of Capital Management, the structural organization also includes a shared performance of responsibilities and controls, in which all concerned are responsible for monitoring compliance with processes and establishing and operating internal controls and action plans to minimize risks and remedy weaknesses.

In compliance with the Institutional Capital Management Policy, capital is an indispensable component in business decision-making and part of the assessment of risk-return relationship, where, with the new requirements resulting from Basel III recommendations.

The Group’s main objectives related to Capital Management are:

Efficient use of Capital through the business allocation considering the binomial risk versus return.

Optimization of Capital allocated to business segments and more profitable products.

Capital target forecasts to achieve the strategic objectives defined in the Strategic and Marketing Planning of capital has been a focus of management.

Integrated risk management.

Ensure its liquidity in the financial market, by adopting the best management practices and mitigation of risks, in compliance with Basel III requirements.

The Institutional Policy for Capital Management also contains the mechanisms and procedures for capital management in order to maintain the capital compatible with the risks incurred by the Group. It is integrated with the strategies and the business of each entity from the Group, in order to align all existing processes practiced with the current policies.The Group manages its capital structure to exceed the minimum regulatory capital requirements. At the regulatory level, the Basel Accord has an international parameter for financial institutions for the ratio of regulatory capital, known in Brazil as “Patrimônio de Referência” under applicable law.

The Banco Inter uses mechanisms that enable identification and assessment of significant risks incurred, including those not covered in the Minimum Required Regulatory Capital (MRRC) related to Pillar I risks.

The Basel Index was calculated in accordance with the criteria established in CMN Resolutions 4.192/2013 and 4.193/2013, which provide for calculation of the Regulatory Capital (RC) and the Minimum Required Regulatory Capital (MRRC) against Risk-Weighted Assets (RWA).

It should be noted that as from October 1, 2013, a set of rulings regarding implementation of the recommendations of the Basel Committee on Banking Supervision relating to the capital structure of financial institutions, known as “Basel III”, became effective in Brazil. The standards address the following matters:

(i)	Method for calculating regulatory capital, which is divided in Tiers I and II. Tier I includes the Core Capital (less Prudential Adjustments) and Supplementary Capital.
(ii)	Method for calculating capital maintenance requirement, which includes minimum RC, Tier I and Core Capital requirements, and Capital Buffer (Additional Core Capital).

	12/31/2021	12/31/2020
Reference Equity (RE)	7,955,238	3,077,952
Reference Equity - Tier 1 (RE tier I)	7,955,238	3,077,952
Common equity Tier 1 (CET1)	7,955,238	3,077,952
Risk-Weighed Assets - RWA	17,953,263	9,643,109
RWA for Credit Risk by Standardized Approach - RWACPAD	16,198,394	8,064,303
RWA for Market Risk- RWAMPAD	323,581	476,759
RWA fpr Operational Risk By Standardized Approach - RWAOPAD	1,431,287	1,102,047
Capital Requirement
Minimum Main Capital Required for RWA	807,897	433,940
Minimum Required Reference Equity Level I for RWA	1,077,196	578,587
Minimum Required Reference Equity for RWA	1,436,261	771,449
Margin on Capital Requirements
Margin on Required Main Capital	7,147,341	2,644,013
Margin on Required Reference Equity Level I	6,878,042	2,499,366
Common equity tier 1 capital index (CET1/RWA)	44.3%	31.9%
Tier 1 capital index (RED tierI / RWA)	44.3%	31.9%
Basel index (RE / RWA)	44.3%	31.9%

The policies and strategies, as well as the capital plan, enable maintenance of capital within levels compatible with the risks incurred by the Group. Stress tests are performed periodically and their impacts are assessed from the capital point of view.

b.	Financial instruments - classification and fair values

Financial Instruments are classified as financial assets into the following measurement categories:

●	Amortized cost;
●	Fair value through other comprehensive income (FVOCI); or
●	Fair value through profit or loss (FVTPL).

The measurement of fair value of a financial asset or liability can be classified in one of three approaches based on the type of information used for assessment, which are known as the fair value hierarchy levels, namely:

Level I - prices negotiated in active markets for identical assets or liabilities;

Level II – uses inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices). For example, fair value is determined using valuation techniques using observable market data; and

Level III – uses significant inputs that are not based on observable market data (unobservable inputs).

The following table sets forth the breakdown of financial assets and liabilities according to the accounting classification. It also shows the book values and fair values of financial assets and liabilities, including their levels in the fair value hierarchy. It does not include information on the fair value of financial assets and liabilities not measured at fair value, when the carrying amount is a reasonable approximation of the fair value.

	Accounting value					Fair value
				Financial
	Fair value	Fair value other		liabilities at
	through	comprehensive	Amortized	amortized
	profit or loss	income	cost	cost	Total	Level 1	Level 2	Level 3	Total
On December 31, 2021;
Financial assets
Cash and cash equivalents	—	—	500,446	—	500,446	—	—	—	—
Amounts due from financial institutions	—	—	2,051,862	—	2,051,862	—	—	—	—
Loans and advances to customers	—	—	17,216,362	—	17,216,362	—	—	—	—
Securities	778,417	11,137,938	841,332	—	12,757,687	—	11,914,753	—	11,914,753
Derivative financial instruments	86,948	—	—	—	86,948	—	86,948	—	86,948
Other assets(*)	—	—	792,735	—	792,735	—	—	77,387	77,387
Total financial assets	865,365	11,137,938	21,402,736	—	33,406,040	—	12,001,701	77,387	12,079,088
Financial liabilities
Liabilities with financial institutions	—	—	—	5,341,464	5,341,464	—	—	—	—
Liabilities with customers	—	—	—	18,333,543	18,333,543	—	—	—	—
Securities issued	—	—	—	3,572,093	3,572,093	—	—	—	—
Derivative financial instruments	66,545	—	—	—	66,545	—	66,545	—	66,545
Borrowing and onlending	—	—	—	25,071	25,071	—	—	—	—
Other liabilities	—	—	—	617,349	617,349	—	—	—	—
Total financial liabilities	66,545	—	—	27,889,520	27,956,065	—	66,545	—	66,545
(*)

The financial assets classified as “Level 3”, consists substantially of amounts relating to the variable portion of the sale of 40% of the subsidiary Inter Digital Corretora e Consultoria de Seguros Ltda. (“Inter Seguros”), to Wiz Soluções e Corretagem de Seguros S.A. (“Wiz”) on May 8, 2019. The purchase and sale contract includes cash consideration of R$ 45,000 and contingent consideration to be paid based on Inter Seguros’ EBITDA in 2021, 2022, 2023 and 2024.

	Accounting value					Fair value
				Financial
	Fair value	Fair value other		liabilities at
	through	comprehensive	Amortized	amortized
	profit or loss	income	cost	cost	Total	Level 1	Level 2	Level 3	Total
On December 31, 2020;
Financial assets
Cash and cash equivalents	—	—	2,154,687	—	2,154,687	—	—	—	—
Amounts due from financial institutions	—	—	502,369	—	502,369	—	—	—	—
Compulsory deposits at Banco Central do Brasil	—	—	1,709,729	—	1,709,729	—	—	—	—
Loans and advances to customers	—	—	8,790,058	—	8,790,058	—	—	—	—
Securities	205,239	5,291,154	316,229	—	5,812,622	—	5,497,153	—	5,497,153
Derivative financial instruments	27,513	—	—	—	27,513	—	27,513	—	27,513
Other assets (*)	—	—	518,681	—	518,681	—	—	109,216	109,216
Total financial assets	232,752	5,291,154	13,991,753	—	19,515,659	—	5,524,666	109,216	5,633,882
Financial liabilities
Liabilities with financial institutions	—	—	—	1,756,913	1,756,913	—	—	—	—
Liabilities with customers	—	—	—	12,436,632	12,436,632	—	—	—	—
Securities issued	—	—	—	1,729,436	1,729,436	—	—	—	—
Derivative financial instruments	56,758	—	—	—	56,758	—	56,758	—	56,758
Borrowing and onlending	—	—	—	27,405	27,405	—	—	—	—
Other liabilities	—	—	—	475,420	475,420	—	—	—	—
Total financial liabilities	56,758	—	—	16,425,806	16,482,564	—	56,758	—	56,758
(*)

The financial assets classified as “Level 3”, consists substantially of amounts relating to the variable portion of the sale of 40% of the subsidiary Inter Digital Corretora e Consultoria de Seguros Ltda. (“Inter Seguros”), to Wiz Soluções e Corretagem de Seguros S.A. (“Wiz”) on May 8, 2019. The purchase and sale contract includes cash consideration of R$ 45,000 and contingent consideration to be paid based on Inter Seguros’ EBITDA in 2021, 2022, 2023 and 2024.

The methodology used for the measurement of financial assets and liabilities classified as “Level II” (derivative financial instruments and securities) is the discounted present value technique, using the market rates disclosed by ANBIMA - “Brazilian Association of Financial and Capital Market Entities”, IBGE – “Brazilian Institute of Geography and Statistics” and B3.

During 2021 and 2020 there were no changes in the measurement method of financial assets and liabilities that entailed reclassification of financial assets and liabilities among the different levels of the fair value hierarchy.